Financial instruments (Tables)	6 Months Ended
Jun. 30, 2021
Financial instruments
Schedule of carrying amount and fair value of financial instruments

The following tables show the carrying amounts and fair values of the Company’s financial instruments at June 30, 2021 and December 31, 2020:

Carrying amount and fair value of financial instruments

in € THOUS

June 30, 2021	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	843,791	564,167	—	—	1,407,958	564,020	147	—
Trade accounts and other receivables from unrelated parties	3,343,721	—	—	75,789	3,419,510	—	—	—
Accounts receivable from related parties	106,939	—	—	—	106,939	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	389	389	—	389	—
Derivatives - not designated as hedging instruments	—	24,590	—	—	24,590	—	24,590	—
Equity investments	—	162,641	97,597	—	260,238	42,282	58,641	159,315
Debt securities	—	76,645	305,518	—	382,163	377,120	5,043	—
Other financial assets	127,979	—	—	121,218	249,197	—	—	—
Other current and non-current assets	127,979	263,876	403,115	121,607	916,577	—	—	—
Financial assets	4,422,430	828,043	403,115	197,396	5,850,984	—	—	—

Accounts payable to unrelated parties	684,981	—	—	—	684,981	—	—	—
Accounts payable to related parties	101,867	—	—	—	101,867	—	—	—
Short-term debt	1,385,031	—	—	—	1,385,031	—	—	—
Long-term debt	7,133,409	—	—	—	7,133,409	7,173,798	234,609	—
Lease liabilities	—	—	—	4,597,085	4,597,085	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	3,567	3,567	—	3,567	—
Derivatives - not designated as hedging instruments	—	10,944	—	—	10,944	—	10,944	—
Variable payments outstanding for acquisitions	—	61,200	—	—	61,200	—	—	61,200
Put option liabilities	—	—	—	948,931	948,931	—	—	948,931
Other financial liabilities	1,604,210	—	—	—	1,604,210	—	—	—
Other current and non-current liabilities	1,604,210	72,144	—	952,498	2,628,852	—	—	—
Financial liabilities	10,909,498	72,144	—	5,549,583	16,531,225	—	—	—

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2020	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	781,029	300,510	—	—	1,081,539	300,367	143	—
Trade accounts and other receivables from unrelated parties	3,080,770	—	—	72,275	3,153,045	—	—	—
Accounts receivable from related parties	91,438	—	—	—	91,438	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,130	1,130	—	1,130	—
Derivatives - not designated as hedging instruments	—	5,367	—	—	5,367	—	5,367	—
Equity investments	—	191,739	56,911	—	248,650	11,911	48,221	188,518
Debt securities	—	103,387	297,954	—	401,341	396,392	4,949	—
Other financial assets	195,926	—	—	108,830	304,756	—	—	—
Other current and non-current assets	195,926	300,493	354,865	109,960	961,244	—	—	—
Financial assets	4,149,163	601,003	354,865	182,235	5,287,266	—	—	—

Accounts payable to unrelated parties	731,993	—	—	—	731,993	—	—	—
Accounts payable to related parties	95,401	—	—	—	95,401	—	—	—
Short-term debt	79,270	—	—	—	79,270	—	—	—
Long-term debt	7,808,460	—	—	—	7,808,460	6,764,681	1,404,640	—
Lease liabilities	—	—	—	4,492,287	4,492,287	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,667	1,667	—	1,667	—
Derivatives - not designated as hedging instruments	—	39,281	—	—	39,281	—	39,281	—
Variable payments outstanding for acquisitions	—	66,359	—	—	66,359	—	—	66,359
Put option liabilities	—	—	—	882,422	882,422	—	—	882,422
Other financial liabilities	1,537,783	—	—	—	1,537,783	—	—	—
Other current and non-current liabilities	1,537,783	105,640	—	884,089	2,527,512	—	—	—
Financial liabilities	10,252,907	105,640	—	5,376,376	15,734,923	—	—	—

Schedule of reconciliation of level 3 financial instruments

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2021			2020
		Variable			Variable
		payments			payments
		outstanding			outstanding
	Equity	for	Put option	Equity	for	Put option
	investments	acquisitions	liabilities	investments	acquisitions	liabilities

Beginning balance at January 1,	188,518	66,359	882,422	183,054	89,677	934,425
Increase	—	4,255	44,266	—	17,253	51,388
Decrease	—	(5,621)	(17,727)	—	(35,764)	(99,877)
Gain / loss recognized in profit or loss(1)	(34,845)	(4,322)	—	22,489	(1,996)	—
Gain / loss recognized in equity	—	—	12,803	—	—	73,993
Foreign currency translation and other changes	5,642	529	27,167	(17,025)	(2,811)	(77,507)
Ending balance at June 30, and December 31,	159,315	61,200	948,931	188,518	66,359	882,422

(1)	Includes realized and unrealized gains / losses.